RELATED PARTIES BALANCES AND TRANSACTIONS - Due to related parties (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
RELATED PARTIES BALANCES AND TRANSACTIONS
Total		$ 228,951
Related party
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 157,114	228,951	$ 180,101
Related party | Shanghai Chuangbo Enterprise Development Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Total			274
Related party | Shanghai Longruan Electronics Group Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	68,902	71,249	68,531
Related party | Jianbiao Dai
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	8,091	18,564	1,373
Related party | Shanghai Youfu Network Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	55,121	114,138	$ 109,923
Related party | Lang Wide Investment Inc
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 25,000	$ 25,000